OTHER NON-CURRENT ASSETS (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Other non-current assets:
Rent and property management deposits	¥ 22,683		¥ 24,445
Prepayment for equipment and leasehold improvement	2,831		2,425
Others	3,239		7,525
Total other non-current assets	¥ 28,753	$ 4,050	¥ 34,395